RECEIVABLES, PREPAIDS AND OTHER ASSETS (Disclosure of detailed information about receivables prepaids and other assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets [Abstract]
Trade receivable	$ 251	$ 321
Prepaid expenses	1,872	715
Supplier advances and deposits	971	637
Senior Secured Debt	1,800
Marketable security	236	0
Other	137	60
Total trade and other current receivables	5,267	1,733
Non-current assets [Abstract]
Prepaid expenses	0	35
Supplier advances and deposits	549	171
Deferred transaction costs	996	29
Total trade and other non-current receivables	1,545	235
Total trade and other receivables	$ 6,812	$ 1,968